Loans Payable (Tables)	12 Months Ended
Jan. 31, 2026
Loans Payable
Schedule of loans payable
	BetterLife $	MedMelior $	Loans Payable $

Balance, January 31, 2023	40,000	40,000	80,000
Accretion and interest	1,248	1,247	2,495

Balance, January 31, 2024	41,248	41,247	82,495
Interest payment	(3,025)	(2,268)	(5,293)
Accretion and interest	10,983	10,983	21,966

Balance, January 31, 2025	49,206	49,962	99,168
Loan extinguishment	–	(9,949)	(9,949)
Interest payment	(3,000)	(3,660)	(6,660)
Principal payment	–	(4,928)	(4,928)
Accretion and interest	12,492	11,349	23,841

Balance, January 31, 2026	58,698	42,774	101,472

Current, January 31, 2026	58,698	15,600	74,298
Non-current, January 31, 2026	–	27,174	27,174

Balance, January 31, 2026	58,698	42,774	101,472